Stock Option Plan and Stock-Based Compensation (Details 3) - Successor [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Stock-based compensation	$ 2	$ 220	$ 1,080
Research and Development Expense [Member]
Goodwill [Line Items]
Stock-based compensation		3
Selling and Marketing Expense [Member]
Goodwill [Line Items]
Stock-based compensation		32
General and Administrative Expense [Member]
Goodwill [Line Items]
Stock-based compensation	$ 2	185
Restricted Stock Units (RSUs) [Member]
Goodwill [Line Items]
Stock-based compensation		381	$ 686
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Goodwill [Line Items]
Stock-based compensation		98
Restricted Stock Units (RSUs) [Member] | Selling and Marketing Expense [Member]
Goodwill [Line Items]
Stock-based compensation		51
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Goodwill [Line Items]
Stock-based compensation		$ 232